Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated May 27, 2004

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Diversified Real Estate Fund

A.	On page 58 of the Prospectus, the last paragraph of the section entitled “Fund Performance” for the Diversified Real Estate Fund is revised to read as follows:

The bar chart below shows how the performance has varied from year to year, which may give some idea of risk. The table following the bar chart shows how fund performance compares with the NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index (which, unlike the Fund, do not have any fees or expenses). The performance of the Fund, the NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index varies over time. Returns for the period reflect fee waivers in effect (if unwaived, total returns would have been lower). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

B.	On page 59 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Fund Performance” for the Diversified Real Estate Fund is replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2002)

The table shows how the average annual total returns for Institutional Shares of the Fund for one year, five year and since inception compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Diversified Real Estate Fund	1 Year	5 Year	Since Inception*
Before Taxes	4.72%	5.52%	6.67%
After Taxes on Distributions	2.62%	3.47%	4.63%
After Taxes on Distributions and Sale of Fund Shares	2.92%	3.35%	4.32%
NAREIT Equity REIT Index**	3.82%	3.30%	4.93%
Wilshire Real Estate Securities Index**	2.64%	3.45%	4.81%

*	August 1, 1997 for the Fund; July 31, 1997 for the NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index.

**	On May 21, 2004, the Board of Directors approved the NAREIT Equity REIT Index as the Fund’s primary index instead of the Wilshire Real Estate Securities Index. The NAREIT Equity REIT Index more closely resembles the Fund’s investment portfolio. In addition, the NAREIT Equity REIT Index publishes details regarding the underlying REIT constituents, which the Wilshire Real Estate Securities Index does not publish. Use of the NAREIT Equity REIT Index will assist the advisor in monitoring the performance of the Fund to the index. An investor cannot invest directly in the indices. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

[Sidebar:]

The NAREIT Equity REIT Index is an index with dividends reinvested, representative of tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

The Wilshire Real Estate Securities Index is an unmanaged index generally representative of the U.S. REIT market.

Prime Money Market and Government Money Market Funds

Under the section entitled “Business Hours” on page 66 of the prospectus, the second paragraph is revised to read as follows:

With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern Time, and with respect to the Prime Money Market Fund and Government Money Market Fund at 3:00 p.m. Eastern Time. If the bond market closes early due to a holiday or in the case of a scheduled half-day or an unscheduled suspension, the Prime Money Market Fund and Government Money Market Fund close at 11:00 a.m. Eastern Time.

Equity Growth Fund

Under the sub-section entitled “Equity Growth” of the section entitled “Management of the Company” on page 74 of the prospectus, the second paragraph is replaced with the following:

Kevin C. Laake, Assistant Vice President, serves as co-portfolio manager of the Fund. He joined Mercantile in 1999. He has managed the Fund since 2004. Mr. Laake has a B.A. from the University of Virginia.

All Funds

A.	Under the section entitled “Service Providers” on the outside back cover page, the Distributor is changed to:

Mercantile Investment Services, Inc.

Boston, Massachusetts

B.	Effective as of June 1, 2004, the sections entitled “Fees and Expenses” for each Fund in the Prospectus are amended and restated in their entirety to read as follows:

PRIME MONEY MARKET FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Prime Money Market Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	1.00%[1]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Fund Operating Expenses[2]	0.94%	1.44%

1.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

2.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Prime Money Market Fund
	Class A	Class C
Management Fees	0.21%	0.21%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Annual Fund Operating Expenses	0.90%	1.40%

GOVERNMENT MONEY MARKET FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Government Money Market Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	1.00%[1]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Fund Operating Expenses[2]	0.94%	1.44%

1.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

2.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Government Money Market Fund
	Class A	Class C
Management Fees	0.21%	0.21%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.19%	0.19%

Total Annual Fund Operating Expenses	0.90%	1.40%

TAX-EXEMPT MONEY MARKET FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Tax-Exempt Money Market Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None	1.00%[1]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.21%	0.21%

Total Fund Operating Expenses[2]	0.96%	1.46%

1.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

2.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Tax-Exempt Money Market Fund
	Class A	Class C
Management Fees	0.19%	0.19%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.21%	0.21%

Total Annual Fund Operating Expenses	0.90%	1.40%

LIMITED MATURITY BOND FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Limited Maturity Bond Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.25%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.24%	0.24%

Total Fund Operating Expenses[4]	1.09%	1.59%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year.

	Limited Maturity Bond Fund
	Class A	Class C
Management Fees	0.29%	0.29%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.24%	0.24%

Total Annual Fund Operating Expenses	1.03%	1.53%

TOTAL RETURN BOND FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Total Return Bond Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.25%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.24%	0.24%

Total Fund Operating Expenses[4]	1.09%	1.59%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Total Return Bond Fund
	Class A	Class C
Management Fees	0.29%	0.29%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.24%	0.24%

Total Annual Fund Operating Expenses	1.03%	1.53%

MARYLAND TAX-EXEMPT BOND FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Maryland Tax-Exempt Bond Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.25%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.30%	0.30%

Total Fund Operating Expenses[4]	1.30%	1.80%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Maryland Tax-Exempt Bond Fund
	Class A	Class C
Management Fees	0.23%	0.23%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.03%	1.53%

TAX-EXEMPT LIMITED MATURITY BOND FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Tax-Exempt Limited Maturity Bond Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.25%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses[4]	1.25%	1.75%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Tax-Exempt Limited Maturity Bond Fund
	Class A	Class C
Management Fees	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.26%	0.26%

Total Annual Fund Operating Expenses	1.03%	1.53%

NATIONAL TAX-EXEMPT BOND FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	National Tax-Exempt Bond Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.25%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Fund Operating Expenses[4]	1.22%	1.72%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year.

	National Tax-Exempt Bond Fund
	Class A	Class C
Management Fees	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	1.03%	1.53%

GROWTH & INCOME FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Growth & Income Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None[2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Fund Operating Expenses[4]	1.32%	1.82%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Growth & Income Fund
	Class A	Class C
Management Fees	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.22%	0.22%

Total Annual Fund Operating Expenses	1.28%	1.78%

EQUITY INCOME FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Equity Income Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None[2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Fund Operating Expenses[4]	1.35%	1.85%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Equity Income Fund
	Class A	Class C
Management Fees	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.25%	0.25%

Total Annual Fund Operating Expenses	1.28%	1.78%

EQUITY GROWTH FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Equity Growth Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None[2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.40%	0.40%

Total Fund Operating Expenses[4]	1.50%	2.00%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Equity Growth Fund
	Class A	Class C
Management Fees	0.38%	0.38%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.40%	0.40%

Total Annual Fund Operating Expenses	1.28%	1.78%

CAPITAL OPPORTUNITIES FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	Capital Opportunities Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None[2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.33%	0.33%

Total Fund Operating Expenses[4]	2.13%	2.63%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Capital Opportunities Fund
	Class A	Class C
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.78%	2.28%

INTERNATIONAL EQUITY FUND

Fees and Expenses

(Class A and Class C Shares)

The following tables describe the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Funds.

	International Equity Fund
	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None[2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	1.22%	1.22%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.59%	0.59%

Total Fund Operating Expenses[4]	2.31%	2.81%

1.	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

2.	Except for investments of $1 million or more. “See Investing in the Funds – How Sales Charges Work.”

3.	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter. See “Investing in the Funds – How Sales Charges Work.”

4.	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level and are set forth below. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	International Equity Fund
	Class A	Class C
Management Fees	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.59%	0.59%

Total Annual Fund Operating Expenses	1.78%	2.28%

Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated May 27, 2004

to the Institutional Shares

Prospectus dated September 30, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Diversified Real Estate Fund

On page 41 of the Prospectus, the chart entitled “Average Annual Returns” under the section entitled “Fund Performance” for the Diversified Real Estate Fund is replaced with the following:

Average Annual Total Returns (for the periods ended December 31, 2002)

The table shows how the average annual total returns for Institutional Shares of the Fund for one year, five year and since inception compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Institutional Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified Real Estate Fund	1 Year	5 Year	Since Inception*
Before Taxes	4.72%	5.52%	6.67%
After Taxes on Distributions	2.62%	3.47%	4.63%
After Taxes on Distributions and Sale of Fund Shares	2.92%	3.35%	4.32%
NAREIT Equity REIT Index**	3.82%	3.30%	4.93
Wilshire Real Estate Securities Index**	2.64%	3.45%	4.81%

*	August 1, 1997 for the Fund; July 31, 1997 for the NAREIT Equity REIT Index and the Wilshire Real Estate Securities Index.

**	On May 21, 2004, the Board of Directors approved the NAREIT Equity REIT Index as the Fund’s primary index instead of the Wilshire Real Estate Securities Index. The NAREIT Equity REIT Index more closely resembles the Fund’s investment portfolio. In addition, the NAREIT Equity REIT Index publishes details regarding the underlying REIT constituents, which the Wilshire Real Estate Securities Index does not publish. Use of the NAREIT Equity REIT Index will assist the advisor in monitoring the performance of the Fund to the index. An investor cannot invest directly in the indices. The Fund’s portfolio may differ significantly from the securities held in the indices. The performance of the indices does not reflect the effect of taxes or expenses associated with the active management of an actual portfolio.

[Sidebar:]

The NAREIT Equity REIT Index is an index with dividends reinvested, representative of tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

The Wilshire Real Estate Securities Index is an unmanaged index generally representative of the U.S. REIT market.

Prime Money Market and Government Money Market Funds

Under the section entitled “Business Hours” on page 44 of the prospectus, the second paragraph is revised to read as follows:

With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern Time, and with respect to the Prime Money Market Fund and Government Money Market Fund at 3:00 p.m. Eastern Time. If the bond market closes early due to a holiday or in the case of a scheduled half-day or an unscheduled suspension, the Prime Money Market Fund and Government Money Market Fund close at 11:00 a.m. Eastern Time.

Equity Growth Fund

Under the sub-section entitled “Equity Growth” of the section entitled “Management of the Company” on page 50 of the prospectus, the second paragraph is replaced with the following:

Kevin C. Laake, Assistant Vice President, serves as co-portfolio manager of the Fund. He joined Mercantile in 1999. He has managed the Fund since 2004. Mr. Laake has a B.A. from the University of Virginia.

All Funds

A.	Under the section entitled “Service Providers” on the outside back cover page, the Distributor is changed to:

Mercantile Investment Services, Inc.

Boston, Massachusetts

B.	Effective as of June 1, 2004, the sections entitled “Fees and Expenses” for each Fund in the Prospectus are amended and restated in their entirety to read as follows:

PRIME MONEY MARKET FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.25%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.19%

Total Annual Fund Operating Expenses[1]	0.44%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.21%
Distribution (12b-1) Fees	None
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.40%

GOVERNMENT MONEY MARKET FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.25%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.19%

Total Annual Fund Operating Expenses[1]	0.44%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.21%
Distribution (12b-1) Fees	None
Other Expenses	0.19%

Total Annual Fund Operating Expenses	0.40%

TAX-EXEMPT MONEY MARKET FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.25%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.21%

Total Annual Fund Operating Expenses[1]	0.46%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.19%
Distribution (12b-1) Fees	None
Other Expenses	0.21%

Total Annual Fund Operating Expenses	0.40%

LIMITED MATURITY BOND FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.35%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.24%

Total Annual Fund Operating Expenses[1]	0.59%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.29%
Distribution (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.53%

TOTAL RETURN BOND FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.35%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.24%

Total Annual Fund Operating Expenses[1]	0.59%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.29%
Distribution (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.53%

MARYLAND TAX-EXEMPT BOND FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.50%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.30%

Total Annual Fund Operating Expenses[1]	0.80%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.23%
Distribution (12b-1) Fees	None
Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.53%

TAX-EXEMPT LIMITED MATURITY BOND FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.50%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.25%

Total Annual Fund Operating Expenses[1]	0.75%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following expenses for the current fiscal year:

Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.25%

Total Annual Fund Operating Expenses	0.53%

NATIONAL TAX-EXEMPT BOND FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.50%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.22%

Total Annual Fund Operating Expenses[1]	0.72%

[1]

Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.31%
Distribution (12b-1) Fees	None
Other Expenses	0.22%

Total Annual Fund Operating Expenses	0.53%

GROWTH & INCOME FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.60%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.22%

Total Annual Fund Operating Expenses[1]	0.82%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc. the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current year:

Management Fees	0.56%
Distribution (12b-1) Fees	None
Other Expenses	0.22%

Total Annual Fund Operating Expenses	0.78%

EQUITY INCOME FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.60%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.25%

Total Annual Fund Operating Expenses[1]	0.85%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.53%
Distribution (12b-1) Fees	None
Other Expenses	0.25%

Total Annual Fund Operating Expenses	0.78%

EQUITY GROWTH FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	0.60%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.40%

Total Annual Fund Operating Expenses[1]	1.00%

[1]

Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current year:

Management Fees	0.38%
Distribution (12b-1) Fees	None
Other Expenses	0.40%

Total Annual Fund Operating Expenses	0.78%

CAPITAL OPPORTUNITIES FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	1.30%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.33%

Total Annual Fund Operating Expenses[1]	1.63%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.28%

INTERNATIONAL EQUITY FUND

FEES AND EXPENSES

The following table describes the fees and expenses you may pay when you buy and hold Institutional Shares of the Fund.

Annual Fund Operating Expenses:

(expenses that are deducted from Fund assets)

Management Fees[1]	1.22%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.59%

Total Annual Fund Operating Expenses[1]	1.81%

[1]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Management Fees	0.69%
Distribution (12b-1) Fees	None
Other Expenses	0.59%

Total Annual Fund Operating Expenses	1.28%

MERCANTILE FUNDS, INC.

Low Duration Bond Fund

(the “Fund”)

Supplement dated May 27, 2004

to the Class A and Class C Shares

Prospectus dated October 31, 2003,

as supplemented through February 25, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective as of June 1, 2004, page 4 under the section entitled “Fees and Expenses” of the Prospectus is amended and restated in its entirety to read as follows:

Fees and Expenses

(Class A and Class C Shares)

The following table describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.

Low Duration Bond Fund

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	2.75%[1]	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption price)	None [2]	1.00%[3]
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses[4]	0.34%	0.34%

Total Fund Operating Expenses[5]	1.14%	1.64%

[1]	Reduced sales charge may be available. See “Investing in the Funds – How Sales Charges Work.”

[2]	Except for investments of $1 million or more. See “Investing in the Funds – How Sales Charges Work.”

[3]	This amount applies if you sell your shares in the first year after purchase and is eliminated thereafter, See “Investing in the Funds – How Sales Charges Work.”

[4]	Other Expenses are based on estimated amounts for the current fiscal year and include the administrative fee.

[5]

Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level . These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

	Class A	Class C
Management Fees	0.29%	0.29%
Distribution and Service (12b-1) Fees	0.50%	1.00%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.13%	1.63%

B.	Under the section entitled “Service Providers” on the inside back cover page, the Distributor is changed to:

Mercantile Investment Services, Inc.

Boston, Massachusetts

MERCANTILE FUNDS, INC.

Low Duration Bond Fund

(the “Fund”)

Supplement dated May 27, 2004

to the Institutional Shares

Prospectus dated October 31, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A.	Effective as of June 1, 2004, page 4 under the section entitled “Fees and Expenses” of the Prospectus is amended and restated in its entirety to read as follows:

Fees and Expenses

(Institutional Shares)

The following table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Institutional Shares
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.300%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.34%

Total Fund Operating Expenses[2]	0.64%

[1]	Other Expenses are based on estimated amounts for the current fiscal year and include the administrative fee.

[2]	Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because Mercantile Capital Advisors, Inc., the Fund’s advisor and administrator, is voluntarily waiving a portion of its fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. These fee waivers may be revised or cancelled at any time. The Fund’s investment advisor and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year. These fee waivers are expected to result in the following fees and expenses for the current fiscal year:

Institutional Shares
Management Fees	0.29%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.63%

B.	Under the section entitled “Service Providers” on the inside back cover page, the Distributor is changed to:

Mercantile Investment Services, Inc.

Boston, Massachusetts

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 100 U.S. Portfolio Fund

Dow Jones 80 U.S. Portfolio Fund

Dow Jones 60 U.S. Portfolio Fund

Dow Jones 40 U.S. Portfolio Fund

Dow Jones 20 U.S. Portfolio Fund

(collectively, the “Funds”)

Supplement dated May 27, 2004

to the Service and Institutional Shares

Prospectus dated February 6, 2004,

as supplemented through February 24, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Under the section entitled “Service Providers” on page 36, the Distributor is changed to:

Mercantile Investment Services, Inc.

Boston, Massachusetts